Eaton Vance Senior Income Trust (EVF) -

Based on a review of reports filed by the Fund's trustees and executive officers, the investment adviser, officers and directors of the investment adviser, affiliated persons of the investment adviser and beneficial holders of 10% or more of the Fund's outstanding shares, and written representations by the Reporting
Persons that no year-end reports were required for such persons, the Fund believes all filings required by
Section 16(a) of the Securities Exchange Act of 1934 for the fiscal year ended June 30, 2020 were timely, except that Payson Swaffield filed a Form 5 late. Mr. Swaffield has since corrected his omission by making the necessary filing.